Expense Example - Investor A, Institutional - BlackRock Short Obligations Fund	Nov. 27, 2020 USD ($)
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	130
Expense Example, with Redemption, 5 Years	233
Expense Example, with Redemption, 10 Years	534
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	60	[1]
Expense Example, with Redemption, 3 Years	189	[1]
Expense Example, with Redemption, 5 Years	329	[1]
Expense Example, with Redemption, 10 Years	$ 738	[1]

[1]	These expense figures do not reflect the imposition of the CDSC which may be deducted upon the redemption of Investor A Shares of the Fund received in an exchange transaction for Investor A Shares of an Investor A Load-Waived BlackRock Fund as described in the applicable prospectuses. No CDSC is deducted upon the redemption of Investor A Shares of the Fund that are not acquired by exchange.